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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC

Address: 411 Theodore Fremd Ave Suite 206S
         Rye, NY 10580



Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin Quigley

Title:   CEO, Horizon Global Advisers, LLC

Phone:   914 925-3417


Signature, Place, and Date of Signing:

   /s/ Kevin Quigley               Rye, NY                    08/14/12
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          1

Form 13F Information Table Entry Total:                    93

Form 13F Information Table Value Total:              $ 129,865
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1 HORIZON KINETICS, LLC 028-14519

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
COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4     COLUMN 5                       COLUMN 6        COLUMN 7      COLUMN 8
                                                                                 INVESTMENT                      VOTING
                                                                                 DISCRETION                     AUTHORITY
                 TITLE
NAME OF            OF                FAIR MARKET                                                   OTHER
ISSUER           CLASS       CUSIP VALUE (X 1,000)  SHARES  SH/PRN PUT/CALL SOLE   SHARED   OTHER MANAGERS SOLE  SHARED   NONE
--------------- -------- --------- --------------- -------- ------ -------- ---- ---------- ----- -------- ---- --------- ----
LIBERTY
 MEDIA
 CORPORATION
 LIB CAP COM    LIB CAP
 A               COM A   530322106     11,351      129,125    SH                  129,125            1           129,125
HOWARD
 HUGHES
 CORP COM         COM    44267D107      8,961      145,378    SH                  145,378            1           145,378
JARDEN CORP       COM    471109108      7,720      183,738    SH                  183,738            1           183,738
SEARS HLDGS
 CORP COM         COM    812350106      7,647      128,100    SH                  128,100            1           128,100
VIRTUS INVT
 PARTNERS
 INC COM          COM    92828Q109      6,802       83,978    SH                   83,978            1            83,978
AUTONATION
 INC COM          COM    05329W102      5,844      165,674    SH                  165,674            1           165,674
LEUCADIA
 NATIONAL
 CORP             COM    527288104      5,429      255,252    SH                  255,252            1           255,252
ICAHN
 ENTERPRISES      DEP
 LPDEP UNIT      UNIT    451100101      5,375      134,392    SH                  134,392            1           134,392
BROOKFIELD       CL A
 ASSET MGMT     LTD VT
 INC VTG SHS      SH     112585104      5,308      160,365    SH                  160,365            1           160,365
GENERAL
 GROWTH
 PPTYS INC
 NEWCOM           COM    370023103      4,041      223,403    SH                  223,403            1           223,403
LAS VEGAS
 SANDS CORP       COM    517834107      3,975       91,410    SH                   91,410            1            91,410
WPX ENERGY
 INC COM          COM    98212B103      2,638      163,100    SH                  163,100            1           163,100
DISH NETWORK
 CORP CL A      CLASS A  25470M109      2,567       89,930    SH                   89,930            1            89,930
WYNN
 RESORTS LTD      COM    983134107      2,313       22,306    SH                   22,306            1            22,306
DREAMWORKS
 ANIMATION
 SKG INCCL A    CLASS A  26153C103      2,252      118,181    SH                  118,181            1           118,181
AIR LEASE
 CORP CL A      CLASS A  00912X302      2,238      115,460    SH                  115,460            1           115,460
CONTINENTAL
 RESOURCES
 INC COM          COM    212015101      1,822       27,360    SH                   27,360            1            27,360
GREENLIGHT
 CAPITAL RE
 LTD CLASS A    CLASS A  G4095J109      1,809       71,198    SH                   71,198            1            71,198
BERKSHIRE
 HATHAWAY
 INC DEL        CLASS A  084670108      1,624           13    SH                       13            1                13
ASCENT
 CAPITAL
 GROUP INC        COM    043632108      1,474       28,486    SH                   28,486            1            28,486
SPDR INDEX        S&P
 SHS FDS S&P     CHINA
 CHINA ETF        ETF    78463X400      1,310       20,575    SH                   20,575            1            20,575
FRANCO
 NEVADA
 CORP COM         COM    351858105      1,157       25,600    SH                   25,600            1            25,600
LIMITED
 BRANDS INC       COM    532716107      1,089       25,610    SH                   25,610            1            25,610
ING PRIME
 RATE TR SH     SH BEN
 BEN INT          INT    44977W106      1,087      188,470    SH                  188,470            1           188,470
MASTERCARD
 INC CL A
 COM            CLASS A  57636Q104      1,072        2,493    SH                    2,493            1             2,493
EATON VANCE
 SR FLTNG
 RTE TR           COM    27828Q105      1,068       69,826    SH                   69,826            1            69,826
NOVAGOLD
 RES INC COM
 NEW              COM    66987E206      1,066      202,000    SH                  202,000            1           202,000
VIASAT INC        COM    92552V100        997       26,400    SH                   26,400            1            26,400
CME GROUP
 INC COM          COM    12572Q105        972       18,140    SH                   18,140            1            18,140
PIMCO INCOME
 STRATEGY
 FUND II          COM    72201J104        959       91,426    SH                   91,426            1            91,426
INVESCO VAN
 KAMPEN
 SENIOR
 INCOME
 TRUST            COM    46131H107        936      192,626    SH                  192,626            1           192,626
VORNADO         SH BEN
 RLTY TR SBI      INT    929042109        931       11,094    SH                   11,094            1            11,094
PIMCO INCOME
 OPPORTUNITY
 FD               COM    72202B100        861       32,044    SH                   32,044            1            32,044
EATON VANCE
 LTD DUR
 INCOME F         COM    27828H105        859       52,754    SH                   52,754            1            52,754
EATON VANCE
 FLTING RATE
 INC              COM    278279104        845       54,749    SH                   54,749            1            54,749
PCM FUND INC      COM    69323T101        845       76,033    SH                   76,033            1            76,033
INVESCO VAN
 KAMPEN
 DYNAMIC
 CREDIT
 OPPORTUNIT       COM    46132R104        805       68,630    SH                   68,630            1            68,630
GOOGLE INC CL
 A              CLASS A  38259P508        795        1,371    SH                    1,371            1             1,371
EQUITY
 LIFESTYLE
 PPTYS INC
 COM              COM    29472R108        782       11,350    SH                   11,350            1            11,350
BROOKFIELD
 RESIDENTIAL
 PPTY I COM       COM    11283W104        781       71,660    SH                   71,660            1            71,660
FIRST TR/FOUR
 CRNRS SR
 FLOAT            COM    33733U108        768       52,300    SH                   52,300            1            52,300
NUVEEN
 FLOATING
 RATE
 INCOME           COM    67072T108        747       64,497    SH                   64,497            1            64,497
MCEWEN MNG
 INC              COM    58039P107        688      228,851    SH                  228,851            1           228,851
BLACKROCK
 FLOAT RATE
 OME STR          COM    09255X100        670       46,580    SH                   46,580            1            46,580
LENNAR CORP
 CL A           CLASS A  526057104        661       21,400    SH                   21,400            1            21,400
EATON VANCE
 SR INCOME
 TR SH BEN      SH BEN
 INT              INT    27826S103        649       92,538    SH                   92,538            1            92,538
NUVEEN SR
 INCOME FD        COM    67067Y104        605       84,440    SH                   84,440            1            84,440
BLACKROCK FL
 RATE OME
 STRA I SHS       COM    09255Y108        600       45,670    SH                   45,670            1            45,670
WISDOMTREE
 TRUST INDIA
 ERNGS FD         COM    97717W422        587       34,100    SH                   34,100            1            34,100
PIMCO INCOME
 STRATEGY
 FUND             COM    72201H108        572       47,946    SH                   47,946            1            47,946
PIONEER
 FLOATING
 RATE TR          COM    72369J102        548       43,330    SH                   43,330            1            43,330
LIBERTY           INT
 INTERACTIVE      COM
 CORP SER A      SER A   53071M104        512       28,820    SH                   28,820            1            28,820
NUVEEN MULT
 CURR ST GV
 INCM COM         COM    67090N109        502       40,499    SH                   40,499            1            40,499
NUVEEN FLTNG
 RTE INCM
 OPP FDCOM
 SHS              COM    6706EN100        488       41,151    SH                   41,151            1            41,151
ISHARES TR       FTSE
 FTSE CHINA     CHINA25
 25 IDX           IDX    464287184        485       14,430    SH                   14,430            1            14,430
CBOE HLDGS
 INC COM          COM    12503M108        479       17,310    SH                   17,310            1            17,310
MSC INDL
 DIRECT INC
 CL A           CLASS A  553530106        452        6,900    SH                    6,900            1             6,900
COLFAX CORP
 COM              COM    194014106        444       16,120    SH                   16,120            1            16,120
WINTHROP
 RLTY TR SH     SH BEN
 BEN INT NEW      INT    976391300        420       34,600    SH                   34,600            1            34,600
ROUSE PPTYS
 INC COM          COM    779287101        420       31,004    SH                   31,004            1            31,004
URSTADT
 BIDDLE
 PPTYS INS CL
 A              CLASS A  917286205        389       19,700    SH                   19,700            1            19,700
FOREST CITY
 ENTERPRISES
 INC CL A       CLASS A  345550107        369       25,310    SH                   25,310            1            25,310
BERKSHIRE
 HATHAWAY
 INC DEL CL B
 NEW            CLASS B  084670702        350        4,210    SH                    4,210            1             4,210
GUGGENHEIM       GUGG
 CHINA REAL     CHN RL
 ESTATE ETF       EST    18383Q861        336       18,600    SH                   18,600            1            18,600
WISDOMTREE
 INVTS INC        COM    97717P104        331       50,500    SH                   50,500            1            50,500
NUVEEN DIVID
 ADVANTAGE
 MUN F            COM    67066V101        324       21,430    SH                   21,430            1            21,430
NUVEEN DIV
 ADV MUNI FD    SH BEN
 3 SH BEN INT     INT    67070X101        312       20,950    SH                   20,950            1            20,950
BLACKROCK
 FLOATING
 RATE
 INCOME           COM    091941104        311       21,800    SH                   21,800            1            21,800
PUTNAM
 MANAGED
 MUN INCOM
 TR               COM    746823103        288       36,180    SH                   36,180            1            36,180
ALLIANCE
 WORLD DLR
 GVT FD II        COM    01879R106        280       18,700    SH                   18,700            1            18,700
MARKET
 VECTORS ETF
 TR GAMING      GAMING
 ETF              ETF    57060U829        277        8,679    SH                    8,679            1             8,679
NUVEEN CA
 SELECT
 QUALITY
 MUNCOM           COM    670975101        270       16,620    SH                   16,620            1            16,620
PIONEER MUN
 HIGH INCOME
 TR SHS           COM    723763108        266       17,063    SH                   17,063            1            17,063
DREYFUS
 STRATEGIC
 MUNS INC         COM    261932107        261       27,820    SH                   27,820            1            27,820
BLACKROCK SR
 HIGH INCOME
 FD               COM    09255T109        260       63,630    SH                   63,630            1            63,630
LMP
 CORPORATE
 LN FD INC        COM    50208B100        246       20,400    SH                   20,400            1            20,400
VIACOM INC
 NEW CL B       CLASS B  92553P201        244        5,200    SH                    5,200            1             5,200
MFS MUN
 INCOME TR      SH BEN
 SH BEN INT       INT    552738106        243       30,987    SH                   30,987            1            30,987
PIONEER MUN
 HIGH INC
 ADV TR           COM    723762100        241       16,026    SH                   16,026            1            16,026
INVESCO
 MUNICIPAL
 INCOME
 OPPORTUNITIES
 TRUST            COM    46132X101        241       33,520    SH                   33,520            1            33,520
INVESCO
 MUNICIPAL
 INCOME
 OPPORTUNITIES
 TRUST            COM    46133A100        236       29,717    SH                   29,717            1            29,717
NUVEEN
 PERFORM
 PLUS MUN FD      COM    67062P108        235       14,600    SH                   14,600            1            14,600
MFS HIGH
 INCOME MUN
 TR SH BEN      SH BEN
 INT              INT    59318D104        232       40,251    SH                   40,251            1            40,251
MARKET
 VECTORS ETF    HG YLD
 TR HG YLD        MUN
 MUN ETF          ETF    57060U878        226        7,010    SH                    7,010            1             7,010
INVESCO
 MUNICIPAL
 INCOME
 OPPORTUNITIES
 TRUST            COM    46133C106        225       26,413    SH                   26,413            1            26,413
EATON VANCE
 CA MUN BD
 FD               COM    27828A100        221       18,053    SH                   18,053            1            18,053
MFS HIGH
 YIELD MUN
 TR SH BEN      SH BEN
 INT              INT    59318E102        194       37,204    SH                   37,204            1            37,204
NUVEEN CALIF
 AMT-FREE
 MUN INC FD       COM    670651108        180       12,065    SH                   12,065            1            12,065
TEMPLETON
 EMERG MKTS
 INCOME           COM    880192109        176       11,188    SH                   11,188            1            11,188
NUVEEN PREM
 INCOME MUN
 FD 4.000%
 00/00/00         COM    6706K4105        154       10,833    SH                   10,833            1            10,833
IDT CORP CL B
 NEW            CLASS B  448947507         98       10,040    SH                   10,040            1            10,040
GENIE ENERGY
 LTD CL B       CLASS B  372284208         78       10,040    SH                   10,040            1            10,040
NOVACOPPER
 INC COM          COM    66988K102         67       33,666    SH                   33,666            1            33,666